RISK MANAGEMENT - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Financial guarantees	$ 12,691,198	$ 11,624,914
0 - 30 Days
RISK MANAGEMENT
Financial guarantees	826,699	757,658
31 Days - 1 Year
RISK MANAGEMENT
Financial guarantees	9,388,345	6,981,309
Between 1 and 3 years
RISK MANAGEMENT
Financial guarantees	1,489,899	3,660,806
Between 3 and 5 years
RISK MANAGEMENT
Financial guarantees	450,875	134,611
Greater than 5 years
RISK MANAGEMENT
Financial guarantees	$ 535,380	$ 90,530